Brown Advisory Intermediate Income Fund
Schedule of Investments
March 31, 2020 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Corporate Bonds & Notes - 37.3%
1,410,000	AerCap Ireland Capital DAC	3.50%	01/15/2025	1,145,468
1,280,000	American Express Co. (3 Month LIBOR USD + 0.75%)	2.51%	08/03/2023	1,202,099
1,455,000	American Tower Corp.	2.75%	01/15/2027	1,407,240
1,425,000	Amphenol Corp.	2.05%	03/01/2025	1,352,019
1,205,000	Bank of America Corp. (3 Month LIBOR USD + 1.16%)	2.98%	01/20/2023	1,152,930
670,000	Baxter International, Inc.^	3.95%	04/01/2030	719,832
680,000	Boston Properties L.P.	3.65%	02/01/2026	691,180
625,000	BP Capital Markets America, Inc.	3.80%	09/21/2025	640,768
1,306,000	CC Holdings GS V LLC	3.85%	04/15/2023	1,303,544
1,275,000	Cigna Corp.^	4.50%	02/25/2026	1,377,358
1,355,000	Citigroup, Inc. (3 Month LIBOR USD + 0.69%)	2.48%	10/27/2022	1,281,911
703,000	Comcast Corp.	3.40%	04/01/2030	762,935
670,000	Consolidated Edison Co. of New York, Inc.	3.35%	04/01/2030	690,900
245,000	Crown Castle International Corp.	3.30%	07/01/2030	242,989
1,325,000	CVS Health Corp.	4.30%	03/25/2028	1,420,084
970,000	Digital Realty Trust L.P.	3.95%	07/01/2022	993,995
650,000	Dollar General Corp.	4.15%	11/01/2025	695,884
1,340,000	Dollar Tree, Inc.	4.00%	05/15/2025	1,374,820
204,000	Ecolab, Inc.	4.80%	03/24/2030	230,055
730,000	Edison International	4.13%	03/15/2028	699,847
1,290,000	Energy Transfer Operating L.P.	4.50%	04/15/2024	1,152,618
1,105,000	Enterprise Products Operating LLC (Fixed until 08/16/2022, then 3 Month LIBOR USD + 2.99%)	4.88%	08/16/2077	760,842
665,000	Exelon Corp.	2.45%	04/15/2021	659,384
670,000	Exelon Corp.	4.05%	04/15/2030	678,060
745,000	Ferguson Finance PLC^	4.50%	10/24/2028	781,315
1,420,000	FMC Corp.	3.20%	10/01/2026	1,407,550
645,000	General Dynamics Corp.	3.50%	05/15/2025	688,466
1,295,000	Goldman Sachs Group, Inc. (3 Month LIBOR USD + 0.75%)	2.43%	02/23/2023	1,242,567
1,181,000	Hasbro, Inc.	3.50%	09/15/2027	1,089,910
675,000	Healthcare Trust of America Holdings L.P.	3.75%	07/01/2027	623,851
690,000	Hexcel Corp.	3.95%	02/15/2027	685,223
650,000	JB Hunt Transport Services, Inc.	3.88%	03/01/2026	669,214
650,000	Keysight Technologies, Inc.	4.60%	04/06/2027	667,656
730,000	Kimberly-Clark Corp.	3.10%	03/26/2030	790,729
1,380,000	Land O'Lakes, Inc.^	6.00%	11/15/2022	1,443,392
1,410,000	Lear Corp.	4.25%	05/15/2029	1,255,937
1,261,000	Martin Marietta Materials, Inc.	2.50%	03/15/2030	1,148,921
658,000	Marvell Technology Group Ltd.	4.88%	06/22/2028	682,458
670,000	Mastercard, Inc.	3.35%	03/26/2030	743,533
645,000	Morgan Stanley	3.75%	02/25/2023	669,585
671,000	NIKE, Inc.	2.75%	03/27/2027	697,879
640,000	Northrop Grumman Corp.	4.40%	05/01/2030	744,463
86,000	NVIDIA Corp.	2.85%	04/01/2030	89,866
1,355,000	NXP BV^	3.88%	06/18/2026	1,321,037
1,340,000	Oracle Corp.	2.80%	04/01/2027	1,361,913
675,000	Procter & Gamble Co.	3.00%	03/25/2030	750,712
1,340,000	SYSCO Corp.	5.95%	04/01/2030	1,409,391
715,000	Teck Resources, Ltd.	3.75%	02/01/2023	674,481
700,000	Thermo Fisher Scientific, Inc.	3.20%	08/15/2027	717,577
1,340,000	TJX Companies, Inc.	3.75%	04/15/2027	1,374,057
1,330,000	Truist Financial Corp.	2.75%	04/01/2022	1,339,780
640,000	Verizon Communications, Inc. (3 Month LIBOR USD + 1.00%)	1.74%	03/16/2022	609,325
650,000	Walt Disney Co.	3.80%	03/22/2030	733,643
650,000	West Fraser Timber Co., Ltd.^	4.35%	10/15/2024	639,665
Total Corporate Bonds & Notes (Cost $50,960,518)				49,690,858

Mortgage Backed Securities - 22.6%
825,000	BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY C (1 Month LIBOR USD + 1.35%)^	2.05%	09/15/2034	718,264
750,000	BAMLL Commercial Mortgage Securities Trust, Series 2019-RLJ C (1 Month LIBOR USD + 1.60%)^	2.30%	04/15/2036	601,193
700,000	BX Commercial Mortgage Trust, Series 2018-IND B (1 Month LIBOR USD + 0.90%) ^	1.60%	11/15/2035	660,831
350,000	BX Commercial Mortgage Trust, Series 2018-IND D (1 Month LIBOR USD + 1.30%)^	2.00%	11/15/2035	328,225
1,433,101	BX Commercial Mortgage Trust, Series 2019-XL D (1 Month LIBOR USD + 1.45%)^	2.15%	10/15/2036	1,318,257
500,000	BX Commercial Mortgage Trust, Series 2020-BXLP (1 Month LIBOR USD + 1.25%)^	1.95%	12/15/2036	457,432
500,000	BX Trust 2019-CALM, Series 2019-CALM C (1 Month LIBOR USD + 1.30%)^	2.00%	11/15/2032	430,242
913,543	CGDBB Commercial Mortgage Trust, Series 2017-BIOC D (1 Month LIBOR USD + 1.60%)^	2.30%	07/15/2032	836,979
750,000	CSMC, Series 2019-ICE4 C (1 Month LIBOR USD + 1.43%)^	2.13%	05/15/2036	700,019
1,000,000	CSMC, Series 2019-ICE4 D (1 Month LIBOR USD + 1.60%)^	2.30%	05/15/2036	914,836
500,000	DBGS Mortgage Trust, Series 2018-C1 7EA^	4.64%	10/17/2051	437,633
946	FHLMC PC, Pool# C0-0210	8.00%	01/01/2023	1,003
105,040	FHLMC PC, Pool# 1B-0889 (12 Month LIBOR USD + 1.59%)	4.51%	05/01/2033	105,659
1,957	FHLMC REMIC, Series 2782 PA	4.00%	11/15/2033	1,956
636,526	FHLMC REMIC, Series 4840 BK	4.50%	09/15/2046	674,244
980,775	FHLMC STACR, Series 2014-DN1 M2 (1 Month LIBOR USD + 2.20%)	3.15%	02/26/2024	977,085
500,000	FHLMC STACR, Series 2014-DN2 (1 Month LIBOR USD + 3.60%)	4.55%	04/25/2024	460,914
500,000	FHLMC STACR, Series 2014-HQ2 (1 Month LIBOR USD + 3.75%)	4.70%	09/25/2024	467,549
1,060,242	FHLMC STACR, Series 2015-DNA1 M2 (1 Month LIBOR USD + 1.85%)	2.80%	10/25/2027	1,035,149
375,000	FHLMC STACR, Series 2015-HQA2 M3 (1 Month LIBOR USD + 4.80%)	5.75%	05/25/2028	357,554
400,000	FHLMC STACR, Series 2017-HQA1 M2 (1 Month LIBOR USD + 3.55%)	4.50%	08/27/2029	318,010
500,000	FHLMC STACR, Series 2017-DNA3 M2 (1 Month LIBOR USD + 2.50%)	3.45%	03/25/2030	437,246
1,784,656	FHMS, Series Q-006 APT1#	2.66%	04/25/2028	1,812,713
428,356	FHMS, Series Q-006 APT2#	2.52%	10/25/2028	433,890
500,000	FHMS, Series 4776	4.00%	07/15/2042	526,854
377,692	FHMS, Series 4778	4.50%	10/15/2042	384,980
454,472	FHMS, Series 4784	3.50%	06/15/2044	467,879
535,841	FHMS, Series Q-010 APT1#	2.68%	04/25/2046	537,505
535,932	FHMS, Series Q-007 APT1#	2.98%	10/25/2047	556,652
626,789	FHMS, Series Q-007 APT2#	3.33%	10/25/2047	675,407
34,068	FNMA, Pool# 628837	6.50%	03/01/2032	39,251
50,852	FNMA, Pool# 663238	5.50%	09/01/2032	55,793
27,786	FNMA, Pool# 744805 (6 Month LIBOR USD + 1.52%)	3.52%	11/01/2033	27,955
11,259	FNMA, Pool# 741373 (1 Year CMT Rate + 2.28%)	4.03%	12/01/2033	11,362
26,595	FNMA, Pool# 764342 (6 Month LIBOR USD + 1.52%)	3.40%	02/01/2034	26,782
174,476	FNMA, Pool# BN0202	5.50%	09/01/2048	194,856
452,668	FNMA Connecticut Avenue Securities, Series 2014-C02 2M2 (1 Month LIBOR USD + 2.60%)	3.55%	05/28/2024	416,033
465,156	FNMA Connecticut Avenue Securities, Series 2014-C03 2M2 (1 Month LIBOR USD + 2.90%)	3.85%	07/25/2024	435,635
584,990	FNMA Connecticut Avenue Securities, Series 2014-C04 2M2 (1 Month LIBOR USD + 5.00%)	5.95%	11/25/2024	569,883
286,350	FNMA REMIC Trust, Series 2016-M5 (1 Month LIBOR USD + 0.72%)	2.37%	04/25/2023	287,096
494,851	FNMA REMIC Trust, Series 2018-M13 A1#	3.70%	09/25/2030	562,912
859,219	FNMA REMIC Trust, Series 2013-115 AI~	3.00%	04/25/2031	52,566
463,666	FNMA REMIC Trust, Series 2018-24 CA	3.50%	11/25/2040	471,144
428,550	FNMA REMIC Trust, Series 2013-M6 1AC#	3.47%	02/25/2043	477,851
700,000	Fontainebleau Miami Beach Trust, Series 2019-FBLU D#^	4.09%	12/10/2036	599,811
500,000	FREMF Mortgage Trust, Series 2020-K737 B#^	3.30%	11/25/2026	477,566
1,150,000	FREMF Mortgage Trust, Series 2016-K723 B#^	3.58%	10/25/2039	1,147,500
750,000	FREMF Mortgage Trust, Series 2019-K735 B#^	4.02%	05/25/2052	746,816
20,108	GNMA, Pool# 781186X	9.00%	06/15/2030	21,221
700,000	GS Mortgage Securities Corp Trust, Series 2017-500K C (1 Month LIBOR USD + 1.00%)^	1.70%	07/15/2032	645,930
632,624	IMT Trust 2017-APTS, Series 2017-APTS DFL (1 Month LIBOR USD + 1.55%)^	2.25%	06/15/2034	543,771
700,000	JPMCC, Series 2019-BKWD C (1 Month LIBOR USD + 1.60%)^	2.30%	09/17/2029	660,381
500,000	JPMCC, Series 2019-MFP C (1 Month LIBOR USD + 1.36%)^	2.06%	07/15/2036	427,584
500,000	KNDL Mortgage Trust, Series 2019-KNSQ C (1 Month LIBOR USD + 1.05%)^	1.75%	05/15/2036	437,331
500,000	MRCD Mortgage Trust, Series 2019-PARK C^	2.72%	12/15/2036	494,169
900,000	MSC, Series 2017-CLS A (1 Month LIBOR USD + 0.70%)^	1.40%	11/15/2034	862,416
899,000	MSC, Series 2017-CLS D (1 Month LIBOR USD + 1.40%)^	2.10%	11/15/2034	843,119
400,000	MSC, Series 2019-NUGS B (1 Month LIBOR USD + 1.30%)^	2.80%	12/15/2036	382,043
500,000	Velocity Commercial Capital Loan Trust, Series 2016-2 M1#	3.66%	10/25/2046	498,480
Total Mortgage Backed Securities (Cost $31,888,472)				30,053,417

Asset Backed Securities - 15.2%
510,000	American Homes 4 Rent 2015-SFR2 Trust, Series C^	4.69%	10/18/2052	472,035
500,000	Dell Equipment Finance Trust, Series 2018-2 D^	3.97%	10/22/2024	507,762
500,000	Dell Equipment Finance Trust, Series 2019-1 D^	3.45%	03/24/2025	501,159
500,000	DT Auto Owner Trust, Series 2019-2A C^	3.18%	02/18/2025	503,616
750,000	DT Auto Owner Trust, Series 2019-3A D^	2.96%	04/15/2025	726,183
750,000	DT Auto Owner Trust, Series 2019-4A D^	2.85%	07/15/2025	735,567
1,000,000	Exeter Automobile Receivables Trust, Series 2019-3A C^	2.79%	05/15/2024	978,585
780,000	Exeter Automobile Receivables Trust, Series 2019-2A D^	3.71%	03/17/2025	665,877
218,002	Federal Express Corp., Series 1998-1	6.72%	07/15/2023	227,998
500,000	FREED ABS Trust, Series 2019-1 B^	3.87%	06/18/2026	431,166
700,000	HPEFS Equipment Trust, Series 2019-1A D^	2.72%	09/20/2029	687,493
500,000	HPEFS Equipment Trust, Series 2020-1A D^	2.26%	02/20/2030	488,268
500,000	Invitation Homes Trust, Series 2018-SFR1 D (1 Month LIBOR USD + 1.45%)^	2.25%	03/19/2037	429,688
500,000	Invitation Homes Trust, Series 2017-SFR2 C (1 Month LIBOR USD + 1.45%) ^	2.25%	12/19/2036	444,298
998,535	Invitation Homes Trust, Series 2017-SFR2 D (1 Month LIBOR USD + 1.80%)^	2.60%	12/19/2036	881,329
734,000	Invitation Homes Trust, Series 2018-SFR1 C (1 Month LIBOR USD + 1.25%)^	2.05%	03/19/2037	649,718
750,000	Madison Park Funding XII, Ltd., Series 2014-12A CR (3 Month LIBOR USD + 2.35%)^	4.17%	07/20/2026	720,989
700,000	Madison Park Funding XVI, Ltd., Series 2015-16A A2R (3 Month LIBOR USD + 1.90%)^	3.72%	04/20/2026	698,199
500,000	Mariner CLO, LLC, Series 2016-6R2 (3 Month LIBOR USD + 0.99%)^	2.80%	07/23/2029	485,259
500,000	OCP CLO Ltd., Series 2015-8R (3 Month LIBOR USD + 1.85%)^	3.69%	04/17/2027	470,645
750,000	Octagon Investment Partners XIX, Ltd., Series 2014-1A CR (3 Month LIBOR USD + 2.10%)^	3.93%	04/15/2026	711,764
1,000,000	Oportun Funding VIII LLC, Series 2018-A B^	4.45%	03/08/2024	949,760
400,000	Oportun Funding X LLC, Series 2018-C A^	4.10%	10/08/2024	370,200
350,000	Palmer Square Loan Funding Ltd., Series 2019-3A A2 (3 Month LIBOR USD + 1.60%)^	3.29%	08/20/2027	337,682
500,000	Palmer Square Loan Funding, Ltd., Series 2018-4A B (3 Month LIBOR USD + 1.90%)^	3.59%	11/16/2026	444,839
410,000	Prestige Auto Receivables Trust, Series 2017-1A D^	3.61%	10/16/2023	407,227
1,000,000	Prestige Auto Receivables Trust, Series 2019-1A C^	2.70%	10/15/2024	965,847
751,065	Progress Residential Trust, Series 2015-SFR3 A^	3.07%	11/15/2032	748,271
700,000	Progress Residential Trust, Series 2017-SFR2 C^	3.40%	12/19/2034	687,345
500,000	Progress Residential Trust, Series 2018-SFR1 C^	3.68%	03/17/2035	494,242
699,149	Progress Residential Trust, Series 2018-SFR1 A^	3.26%	03/19/2035	692,625
715,000	Progress Residential Trust, Series 2018-SFR3 D^	4.43%	10/18/2035	704,233
600,000	Santander Drive Auto Receivables Trust, Series 2019-3 D	2.68%	10/15/2025	573,657
500,000	Verizon Owner Trust, Series 2019-A C	3.22%	09/20/2023	485,516
Total Asset Backed Securities (Cost $21,361,852)				20,279,042

Municipal Bonds - 1.2%
1,600,000	District of Columbia#	2.23%	08/01/2038	1,600,000
Total Municipal Bonds (Cost $1,466,127)				1,600,000

U.S. Treasury Notes - 17.1%
5,000,000	United States Treasury Note	0.38%	03/31/2022	5,015,136
3,500,000	United States Treasury Note	1.63%	08/15/2022	3,614,297
6,000,000	United States Treasury Note	2.25%	03/31/2026	6,623,672
6,410,000	United States Treasury Note	2.88%	05/15/2028	7,559,293
Total U.S. Treasury Notes (Cost $20,871,782)				22,812,398

Shares
Affiliated Mutual Funds - 2.3%
297,131	Brown Advisory Mortgage Securities Fund - Institutional Shares			3,054,509
Total Affiliated Mutual Funds (Cost $2,852,460)				3,054,509

Short-Term Investments - 1.8%
Money Market Funds - 1.8%
2,393,380	First American Government Obligations Fund - Class Z, 0.39%*			2,393,380
Total Short-Term Investments (Cost $2,393,380)				2,393,380
Total Investments - 97.5% (Cost $131,794,591)				129,883,604
Other Assets in Excess of Liabilities - 2.5%				3,361,415
NET ASSETS - 100.0%				$133,245,019

^ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
# Variable rate security. Rate disclosed is as of the date of this report.
~ Interest Only Security
* Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, the Fund's investments in affiliated mutual funds and short-term investments, with a total market value of $5,447,889, were categorized as Level 1, while the Fund's investments in corporate bonds & notes, asset backed securities, mortgage backed securities, municipal bonds and U.S. Treasury Notes, with a total market value of $124,435,715, were categorized as Level 2.

The Fund's investments in futures contracts, with total unrealized apreciation of $235,974, were valued using Level 1 inputs.

Futures Contracts - Long
The Brown Advisory Intermediate Income Fund had the following open long futures contracts as of the date of this report:
Issue	Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Note Futures	60	06/30/2020	$12,986,995	$13,222,969	$235,974
			$12,986,995	$13,222,969	$235,974
There is no variation margin due to or from the Fund as of the date of this report.

Investments in Affiliates
See the table below for details of the Brown Advisory Intermediate Income Fund's investment in the Brown Advisory Mortgage Securities Fund Institutional Shares for the period ended as of the date of this report:

Beginning Market Value 7/01/2019	Purchases at Cost	Proceeds from Sales	Net Realized Gains (Losses)	Change In Unrealized Appreciation (Depreciation)	Ending Market Value 3/31/2020	Dividend Income	Capital Gain Distributions	Shares Owned at 3/31/2020
$27,337,169	$-	$(24,900,000)	$395,848	$221,492	$3,054,509	281,958	$-	297,131